UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Thousands	Sep. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Non-current assets
Property, plant and equipment	€ 29,721	€ 37,904	€ 51,355
Intangible assets	599,664	625,379	631,002
Deferred income tax asset	35,289	30,592	12,349
Investments in joint ventures and other investments	2,844	3,497	2,895
Other non-current receivables	12,995	12,516	15,170
Non-current assets	680,513	709,888	712,771
Current assets
Trade receivables	101,266	31,324	141,306
Other current receivables	29,713	31,237	33,760
Derivative financial instruments	0	231	742
Income tax receivables	2,141	318	1,573
Prepaid expenses	5,638	5,371	7,919
Cash and cash equivalents	82,680	182,783	226,139
Current assets	221,438	251,264	411,439
Total assets	901,951	961,152	1,124,210
Equity attributable to owners of the parent
Share capital	1,962	1,916	341
Share premium	1,633,735	1,633,735	391,856
Other equity	(10,169)	(10,123)	0
Other reserves	(979,453)	(979,205)	(11,881)
Accumulated losses	(799,354)	(753,692)	(317,195)
Equity attributable to owners of the parent	(153,279)	(107,369)	63,121
Non-controlling interests	7,043	6,779	8,376
Total equity	(146,236)	(100,590)	71,497
Non-current liabilities
Non-convertible equity certificates	0	0	4,891
Loans and borrowings	721,683	720,745	624,595
Other long term liabilities	31,890	29,471	29,753
Deferred income tax liabilities	13,581	19,582	34,564
Post-employment benefits	7,827	7,556	7,962
Provisions for other liabilities and charges	2,223	2,202	2,235
Non-current liabilities	777,204	779,556	704,000
Current liabilities
Trade payables	173,633	147,477	237,319
Other current liabilities	33,448	44,193	45,236
Accrued liabilities	25,740	37,066	41,833
Current income tax liabilities	19,819	22,360	23,244
Loans and borrowings	637	111	1,081
Warrant liabilities	17,244	30,979	0
Derivative financial instruments	462	0	0
Current liabilities	270,983	282,186	348,713
Total liabilities	1,048,187	1,061,742	1,052,713
Total equity and liabilities	€ 901,951	€ 961,152	€ 1,124,210